Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	$ 497,044	$ 559,746	$ 581,397
Ending balance	522,807	497,044	559,746
Warrants
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	12,969		$ 12,969
Ending balance	$ 12,969	$ 12,969